Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Mar. 06, 2018 shares
Class of Stock [Line Items]
Common Shares	358,395,997
Stock options	7,661,769
Total number of shares outstanding	366,057,766